Shareholder Report, Holdings (Details) - C000217970	Jun. 30, 2026
FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	15.90%
FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	12.20%
FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	6.00%
FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.50%
FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
FR_007903107
Holdings [Line Items]
Percent of Net Asset Value	3.60%
FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.50%
FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.30%
FR_146869102
Holdings [Line Items]
Percent of Net Asset Value	3.20%
FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.20%
SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	51.40%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Financials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Materials
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.00%